Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	¥ 763,800	¥ 753,642	¥ 626,715	$ 107,579
Short-term investments	142,084	70,542		20,012
Prepaid expenses and other current assets	109,018	98,272		15,355
Total current assets	1,031,754	969,104		145,319
Property and equipment, net	786,670	813,783		110,800
Right-of-use assets	135,820	274,643		19,130
Total non-current assets	1,086,752	1,306,966		153,065
TOTAL ASSETS	2,118,506	2,276,070		298,384
Accrued expenses and other current liabilities	409,691	436,339		57,703
Deferred revenue, current	553,812	986,086		78,003
Lease liabilities, current	8,019	17,065		1,129
Total current liabilities	1,010,176	1,478,144		142,279
Deferred revenue, non-current	560,111	704,860		78,890
Lease liabilities, non-current	157,269	316,844		22,151
TOTAL LIABILITIES	1,842,957	2,655,921		$ 259,574
Net revenues	1,369,285	1,076,379	537,273
Net (loss)/income	716,487	376,082	(183,346)
Net cash (used in)/generated from operating activities	619,233	502,168	(514,536)
Net cash generated from/(used in) investing activities	(28,038)	(11,166)	¥ 177,164
VIEs
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	113,834	152,215
Short-term investments	102,380	68,440
Prepaid expenses and other current assets	39,309	47,948
Total current assets	259,589	284,328
Property and equipment, net	212,242	220,249
Right-of-use assets	131,694	274,643
Total non-current assets	408,748	617,828
TOTAL ASSETS	668,337	902,156
Accrued expenses and other current liabilities	193,631	191,172
Deferred revenue, current	272,739	374,208
Lease liabilities, current	7,760	17,065
Total current liabilities	474,130	582,445
Deferred revenue, non-current	124,807	251,080
Lease liabilities, non-current	153,686	316,844
TOTAL LIABILITIES	¥ 753,910	¥ 1,152,554